Notes to the Consolidated Statements of Cash Flows	12 Months Ended
Sep. 30, 2022
Disclosure Of Cash Flow Statement [Abstract]
Notes to the Consolidated Statements of Cash flows
9. Notes to the Consolidated Statements of Cash flows
Operating activity
For fiscal year ending September 2022 the change in other non-current liabilities compromises mainly a change in the employee related liabilities.
For fiscal year ending September 2021 and 2020 the change in other non-current assets consist mainly of the change in derivative financial instruments in cash flow hedge accounting. The change in other non-current liabilities compromises mainly a change in non-current provisions.
Investment activity
The cash outflow from the acquisition of subsidiaries in fiscal year 2022 resulted from the acquisition of Tennis Express and Wiggle Group, please refer to Note 15.
The cash outflow from the acquisition of subsidiaries in fiscal year 2021 resulted from the acquisition of Midwest Sports Supply, Inc., Cincinnati, Ohio, USA ("Midwest") for a purchase price of €7.7 million.
The cash outflow from the acquisition of subsidiaries in fiscal year 2020 resulted from the acquisition of the remaining shares in System Sport GmbH for a purchase price of €0.7 million.
Financing activity
The total cash inflows and outflows from financing activities (continued and discontinued operations) can be reconciled with the balance sheet items as follows:

EUR million	Note	September 30, 2022	Cash outflow	Cash inflow	Other non-cash items	Business Combination	Reclass	October 1, 2021
Group equity
Share capital	7.11	46.5		11.6	5.6	—	11.6	17.6
Share capital- not registered		—	—	—	—	—	(3.6)	3.6
Capital reserve	7.11	1,335.2	(5.9)	391.1	399.6	—	(8.0)	558.4
Non-current financial liabilities
Liabilities to other	7.14	80.1	—	80.1	—	—	—
Lease liabilities	7.4	123.4	(3.3)	—	54.1	22.8	—	49.9
Liabilities to financial institutions	7.14	103.7	(77.6)	25.0	(1.5)	77.5	—	80.4
Other current financial liabilities
Lease liabilities	7.4	20.7	(16.2)	—	23.7	2.2	—	11.0
Liabilities to financial institutions	7.16	4.2	(1.0)	2.0	2.0	—	—	1.3
Other loans		—	(0.7)	—	—	—	—	0.7
Balance		1,713.9	(104.7)	509.8	483.5	102.5	—	723.0
Financial expenses
Net finance costs	6.6	(13.1)	(5.9)	—	(7.2)	—	—	—
Profit and loss statement		(13.1)	(5.9)	—	(7.2)	—	—	—
Proceeds from Recapitalization		—	—	23.6	—	—	—	—
Cash flow from financing activities			(110.6)	533.4

EUR million	Note	September 30, 2021	Cash outflow	Cash inflow	Other non-cash items	Conversion	Business combinations	October 1, 2020
Group equity
Share capital	7.11	17.6	—	—	—	—	—	17.6
Share capital- not registered		3.6	—	—	2.0	1.7	—	—
Capital reserve	7.11	558.4	—	—	114.3	73.8	—	370.4
Non-controlling interests		—	(4.6)	—	(19.7)	—	—	24.4
Non-current financial liabilities
Convertible loan	8	—	—	—	1.5	(75.4)	—	73.9
Lease liabilities	7.4	49.9	(1.0)	—	22.8	—	0.5	27.6
Liabilities to financial institutions	7.14	80.4	(30.5)	75.0	1.3	—	—	34.6
Other current financial liabilities
Financial liabilities to equity holders (including accrued interest)	12	—	(1.3)	—	—	—	—	1.3
Lease liabilities	7.4	11.0	(9.5)	—	12.3	—	0.2	8.0
Liabilities to financial institutions	7.16	1.3	(7.5)	—	(1.2)	—	—	10.0
Other loans		0.7	—	0.2	—	—	—	0.5
Balance		723.0	(54.4)	75.2	133.2	—	0.7	568.3
Financial expenses
Net finance costs	6.6	(6.7)	(3.6)	—	(3.2)	—	—	—
Profit and loss statement		(6.7)	(3.6)	—	(3.2)	—	—	—
Cash flow from financing activities			(58.0)	75.2

EUR million	Note	September 30, 2020	Cash outflow	Cash inflow	Other non-cash items	Conversion	Business combinations	Oct. 1, 2019
Group equity
Share capital	6.11	17.6	—	—	—	—	—	17.6
Capital reserve	6.11	370.4	—	—	3.1	—	—	367.3
Non-controlling interests*		24.4	(0.4)	—	(1.2)	—	—	26.0
Non-current financial liabilities
Financial liabilities to shareholders (including accrued interest)	11	—	(19.7)	—	—	(49.9)	—	69.5
Convertible loan	7	49.3	—	—	(0.6)	49.9	—	—
Convertible loan	7	24.6	—	24.4	0.2	—	—	—
Lease liabilities	6.4	27.6	—	—	(3.1)	—	0.4	30.3
Liabilities to financial institutions	6.14	34.6	(0.3)	32.0	(7.1)	—	—	10.0
Other current financial liabilities
Financial liabilities to equity holders (including accrued interest)	11	1.3	(5.5)	—	1.3	—	—	5.5
Lease liabilities	6.4	8.0	(7.8)	—	8.8	—	0.1	7.0
Liabilities to financial institutions	6.16	10.0	(1.0)	2.8	7.2	—	—	1.0
Other loans		0.5	(0.4)	—	—	—	—	0.9
Balance		568.3	(35.1)	59.2	8.6	—	0.5	535.1
Financial expenses
Interest expenses	5.6	(8.6)	(4.4)	—	(4.3)	—	—	—
Profit and loss statement		(8.6)	(4.4)	0.0	(4.3)	—	0.0	0.0
Cash flow from financing activities			(39.5)	59.2